Subsequent Events (Details) (Subsequent Event [Member])	0 Months Ended					0 Months Ended
	Apr. 22, 2014	Apr. 30, 2014 Shanda Media [Member] CNY	Apr. 03, 2014 Shanda Media [Member] USD ($)	Mar. 31, 2014 Shanda Media [Member]	Apr. 03, 2014 Shanghai Shengda Network Development Co., Ltd [Member] CNY	Apr. 03, 2014 Hurray Media [Member] USD ($)	Oct. 30, 2014 Mr. Xu [Member] USD ($)
Subsequent Event [Line Items]
Ordinary shares sold by controlling shareholders				1,938,360,784
Percentage of issued and outstanding ordinary shares sold by controlling shareholders				41.00%
Aggregate consideration of ordinary shares			$ 47,400,000
Loan from related party		20,000,000			20,000,000
Receivable from related party waived by company						1,246,641
Additional equity or debt financing, minimum							$ 10,000,000
Percentage of headcount reduced	40.00%